UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Semi-Annual Report	April 30, 2022

Investment Adviser: MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 35.5%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.2%
FHLMC
5.500%, 06/01/41	$3,687	$3,925
4.500%, 05/01/48	74,072	75,982
4.000%, 08/01/44 to 09/01/48	118,840	119,280
3.500%, 08/01/30 to 11/01/48	3,490,997	3,434,814
3.000%, 01/01/47 to 12/01/47	2,492,857	2,389,308
2.500%, 10/01/31	94,213	92,474
2.000%, 07/01/50 to 09/01/51	7,562,284	6,695,225

FHLMC Multiclass Certificates Series, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	264,391

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.317%, 08/25/22 (A) (B)	1,312,071	2,352

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	$260,000	$251,462
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/31 (A)	400,000	355,539
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	885,445
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	8,166	8,944
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	23,576	24,387
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	42,087	40,687
FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	28,552	28,661
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	175,252	170,473
FNMA
6.000%, 09/01/39	736	814
5.500%, 04/01/36 to 07/01/40	143,893	150,780
5.000%, 02/01/31	18,231	18,876
4.500%, 04/01/35 to 08/01/48	38,361	40,015
4.000%, 06/01/42 to 06/01/48	3,751,234	3,771,124
3.500%, 07/01/30 to 05/01/50	3,924,338	3,879,492
3.040%, 01/01/28	165,000	164,106
3.000%, 12/01/31 to 12/01/51	11,117,796	10,683,204
2.500%, 09/01/50 to 10/01/51	6,098,419	5,606,668
2.000%, 01/01/42 to 12/01/51	11,467,028	10,175,732
1.850%, 09/01/35	288,793	258,868
FNMA TBA
5.000%, 05/01/38	290,000	300,014
2.500%, 05/01/17	2,150,000	2,057,197

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
2.000%, 05/15/28	$3,302,000	$3,093,711
FNMA, Ser 2001-T4, Cl A1 7.500%, 07/25/41	1,543	1,704
FNMA, Ser 2005-24, Cl ZE 5.000%, 04/25/35	4,213	4,401
FNMA, Ser 2012-121, Cl TB 7.000%, 11/25/42	21,668	24,365
FNMA, Ser 2012-411, Cl A3 3.000%, 08/25/42	469,757	447,538
GNMA 5.500%, 07/20/43 to 09/20/43	4,512	4,917
4.690%, 06/20/62 (A)	345	339
4.542%, 01/20/67 (A)	52,160	53,329
4.500%, 03/15/42	48,826	51,524
3.000%, 04/20/45	79,664	76,708
2.500%, 03/20/51 to 04/20/51	2,089,257	1,922,351
GNMA, Ser 2010-H14, Cl BI, IO 1.369%, 07/20/60 (A) (B)	1,483	50
GNMA, Ser 2017-H16, Cl PT 4.726%, 05/20/66 (A)	283	288
UMBS TBA 4.500%, 05/01/38	5,242,346	5,329,377
4.000%, 05/01/39	1,591,997	1,582,918
3.500%, 05/15/51	7,111,000	6,896,003
3.000%, 05/15/51	1,902,000	1,793,381
2.500%, 05/01/43	10,972,618	10,009,444
2.000%, 05/15/51	9,911,000	8,742,199

		91,984,786

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3 5.278%, 08/10/35 (C)	16,772	16,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.704%, ICE LIBOR USD 1 Month + 1.150%, 04/15/34 (C)	$585,000	$569,855
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A) (C)	360,000	304,736
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/64 (A)	340,000	326,169
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.223%, ICE LIBOR USD 1 Month + 0.555%, 01/25/35 (C)	48,653	48,292
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	340,000	310,864
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/35 (C)	633,959	619,557
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/54	635,000	566,976
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	525,000	503,377
BPR Trust, Ser 2022-OANA, Cl A
2.248%, TSFR1M + 1.898%, 04/15/37 (C)	630,000	628,804
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (C)	1,185,000	1,101,219
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.474%, ICE LIBOR USD 1 Month + 0.920%, 10/15/36 (C)	626,753	623,233
BX Mortgage Trust, Ser 2022-MVRK, Cl B
2.438%, TSFR1M + 1.916%, 03/15/39 (C)	950,000	944,101
BX Trust, Ser 2019-MMP, Cl A
1.554%, ICE LIBOR USD 1 Month + 1.000%, 08/15/36 (C)	497,510	492,219
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2,Cl A
2.408%, ICE LIBOR USD 1 Month + 1.854%, 11/15/31 (C)	18,392	18,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/61 (A) (C)	$826,946	$766,142
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/51 (A) (C)	760,961	670,608
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	1,010,000	1,008,902
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.627%, 10/10/48 (A)	715,000	697,559
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (C)	145,000	139,181
Commercial Mortgage Trust, Ser 2022-LPFL, Cl B
2.405%, TSFR1M + 1.896%, 03/15/39 (C)	195,000	193,535
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.793%, 01/15/49 (A) (C)	26,955	26,971
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	117,730	115,880
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	392,253	392,376
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl ASB
3.314%, 11/15/49	483,499	480,374
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/49 (A)	430,000	424,631
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (C)	820,162	788,537
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (C)	610,000	589,823
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/66 (A) (C)	862,078	811,401
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (C)	300,000	299,351
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/34 (A) (C)	450,000	444,637

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
1.654%, ICE LIBOR USD 1 Month + 1.100%, 10/15/38 (C)	$455,000	$441,874
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	34,017	33,183
Finance of America Structured Securities Trust, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	824,439	783,883
Finance of America Structured Securities Trust, Ser 2021-S1
1.750%, 07/25/51	742,081	699,752
Finance of America Structured Securities Trust, Ser 2021-S2
1.750%, 09/25/51	936,658	880,576
FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.746%, 07/25/46 (A) (C)	25,000	24,906
FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (C)	55,576	55,332
GPMT, Ser 2021-FL3, Cl A
1.804%, ICE LIBOR USD 1 Month + 1.250%, 07/16/35 (C)	386,973	382,748
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/45	535,000	539,872
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	820,430
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	320,851
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A) (C)	145,000	145,011
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (A) (C)	1,141,918	1,005,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (C)	$539,016	$512,658
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.486%, 05/15/48 (A)	210,000	200,857
Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS
3.795%, 04/15/55 (A)	405,000	390,196
MortgageIT Trust, Ser 2005-1, Cl 1A1
1.308%, ICE LIBOR USD 1 Month + 0.640%, 02/25/35	2,024	2,013
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (C)	380,000	362,004
OBX Trust, Ser 2020-EXP1, Cl 2A1A
1.418%, ICE LIBOR USD 1 Month + 0.750%, 02/25/60 (C)	6,193	6,197
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.568%, ICE LIBOR USD 1 Month + 0.900%, 01/25/60 (C)	15,383	15,374
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/61 (A) (C)	991,390	937,885
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.033%, 10/25/48 (A) (C)	706,164	672,557
STACR Trust, Ser 2018-DNA3, Cl M2A
2.768%, ICE LIBOR USD 1 Month + 2.100%, 09/25/48 (C)	454,484	456,578
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (C)	35,322	35,103
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A) (C)	102,525	100,221
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.668%, ICE LIBOR USD 1 Month + 1.000%, 05/25/58 (C)	446,400	443,713
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (C)	123,190	120,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/49 (A) (C)	$1,450,000	$1,452,022
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	74,157	74,227
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/30 (A) (C)	101,000	101,310
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/45 (A)	316,000	316,918
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55	575,000	565,469
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.456%, 03/15/48 (A)	50,000	50,072
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	425,000	422,412

		28,296,303

TOTAL MORTGAGE-BACKED SECURITIES (Cost $126,673,578)		120,281,089

CORPORATE OBLIGATIONS — 27.0%

COMMUNICATION SERVICES — 3.9%
AT&T
6.500%, 09/01/37	160,000	187,753
6.000%, 11/15/34	20,000	21,312
3.500%, 06/01/41	505,000	419,663
3.500%, 09/15/53	1,820,000	1,424,885
1.700%, 03/25/26	820,000	757,136
Charter Communications Operating
4.908%, 07/23/25	770,000	784,214
Cox Communications
4.800%, 02/01/35 (C)	710,000	694,518

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
CSC Holdings
4.500%, 11/15/31 (C)	$1,060,000	$870,652
Magallanes
5.141%, 03/15/52 (C)	1,370,000	1,221,398
Nokia
6.625%, 05/15/39	350,000	404,145
Paramount Global
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.999%, 03/30/62	880,000	852,865
6.250%, ICE LIBOR USD 3 Month + 3.899%, 02/28/57	225,000	217,157
5.900%, 10/15/40	455,000	466,230
4.750%, 05/15/25	474,000	485,659
Sprint
7.875%, 09/15/23	515,000	540,750
Sprint Spectrum
5.152%, 03/20/28 (C)	1,250,000	1,285,938
Time Warner Cable
5.875%, 11/15/40	790,000	772,813
T-Mobile USA
3.875%, 04/15/30	570,000	539,470
Verizon Communications
5.250%, 03/16/37	760,000	812,190
4.016%, 12/03/29	251,000	245,559
3.550%, 03/22/51	415,000	340,803

		13,345,110

CONSUMER DISCRETIONARY — 0.3%
Resorts World Las Vegas
4.625%, 04/06/31 (C)	670,000	572,733
Volkswagen Group of America Finance
1.250%, 11/24/25 (C)	310,000	282,370

		855,103

CONSUMER STAPLES — 1.3%
Altria Group
10.200%, 02/06/39	40,000	57,044
5.800%, 02/14/39	785,000	777,484
2.450%, 02/04/32	1,215,000	972,282

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	$540,000	$573,852
BAT Capital
4.390%, 08/15/37	670,000	570,414
3.557%, 08/15/27	370,000	344,886
Constellation Brands
4.400%, 11/15/25	445,000	452,962
Land O’ Lakes
7.250%, (C) (D)	65,000	67,763
6.000%, 11/15/22 (C)	60,000	60,493
Reynolds American
8.125%, 05/01/40	45,000	52,631
7.250%, 06/15/37	220,000	241,592

		4,171,403

ENERGY — 4.0%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	553,000	518,232
Continental Resources
2.268%, 11/15/26 (C)	1,060,000	968,342
Devon Energy
7.875%, 09/30/31	195,000	238,188
Energy Transfer
5.250%, 04/15/29	925,000	939,553
4.000%, 10/01/27	70,000	67,721
Eni
4.000%, 09/12/23 (C)	1,370,000	1,378,700
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (C)	664,555	624,595
Hess
6.000%, 01/15/40	740,000	784,966
HF Sinclair
5.875%, 04/01/26 (C)	365,000	374,771
Hilcorp Energy I
6.250%, 04/15/32 (C)	1,127,000	1,098,042
MPLX
4.950%, 03/14/52	805,000	737,871
4.800%, 02/15/29	625,000	632,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
New Fortress Energy
6.500%, 09/30/26 (C)	$750,000	$725,865
Reliance Industries
3.625%, 01/12/52 (C)	1,105,000	878,303
Rockies Express Pipeline
4.950%, 07/15/29 (C)	70,000	65,522
Sabine Pass Liquefaction
5.000%, 03/15/27	765,000	782,363
Saudi Arabian Oil
1.625%, 11/24/25 (C)	590,000	549,030
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	167,805
2.900%, 03/01/30 (C)	690,000	610,767
Tullow Oil
10.250%, 05/15/26 (C)	540,000	536,166
Williams
5.800%, 11/15/43	430,000	448,070

		13,127,116

FINANCIALS — 8.8%
Apollo Management Holdings
5.000%, 03/15/48 (C)	105,000	109,026
4.400%, 05/27/26 (C)	160,000	161,608
Athene Global Funding
2.950%, 11/12/26 (C)	990,000	931,111
Athene Holding
4.125%, 01/12/28	1,205,000	1,159,248
Banco Santander
2.749%, 12/03/30	800,000	660,560
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/27	600,000	527,770
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (C)	365,000	374,125
Bank of America
4.571%, U.S. SOFR + 1.830%, 04/27/33	1,615,000	1,607,819
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/26	1,220,000	1,193,275
2.572%, U.S. SOFR + 1.210%, 10/20/32	845,000	713,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Bank of America MTN
4.000%, 01/22/25	$70,000	$69,959
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/30	20,000	17,867
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%, (D)	600,000	588,696
Barclays
4.375%, 01/12/26	1,070,000	1,066,273
Blackstone Secured Lending Fund
3.625%, 01/15/26	590,000	564,506
Cantor Fitzgerald
4.500%, 04/14/27 (C)	775,000	754,236
CI Financial
4.100%, 06/15/51	600,000	447,428
3.200%, 12/17/30	830,000	702,607
Citadel
4.875%, 01/15/27 (C)	80,000	78,475
Citigroup
8.125%, 07/15/39	415,000	571,407
Citigroup Capital III
7.625%, 12/01/36	15,000	18,614
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/33 (C)	875,000	814,154
F&G Global Funding
1.750%, 06/30/26 (C)	475,000	432,944
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/54 (C)	615,000	647,193
Finance of America Funding
7.875%, 11/15/25 (C)	1,245,000	1,114,275
Goldman Sachs Group
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/25	320,000	314,846
3.102%, U.S. SOFR + 1.410%, 02/24/33	915,000	799,626
2.383%, U.S. SOFR + 1.248%, 07/21/32	95,000	78,512
1.676%, ICE LIBOR USD 3 Month + 1.170%, 05/15/26	15,000	15,057

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
HSBC Bank
7.650%, 05/01/25	$75,000	$81,552
Intercontinental Exchange
3.000%, 06/15/50	300,000	231,603
Intesa Sanpaolo
4.198%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/32 (C)	650,000	538,396
Jackson Financial
3.125%, 11/23/31 (C)	800,000	678,386
JPMorgan Chase
3.200%, 06/15/26	665,000	648,187
1.840%, ICE LIBOR USD 3 Month + 0.550%, 02/01/27	115,000	109,422
KKR Group Finance III
5.125%, 06/01/44 (C)	120,000	120,621
Macquarie Bank
3.624%, 06/03/30 (C)	550,000	493,560
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (C)	700,000	561,072
Mercury General
4.400%, 03/15/27	819,000	817,363
Midcap Financial Issuer Trust
5.625%, 01/15/30 (C)	775,000	617,109
Morgan Stanley
1.593%, U.S. SOFR + 0.879%, 05/04/27	300,000	269,763
Morgan Stanley MTN
2.511%, U.S. SOFR + 1.200%, 10/20/32	595,000	500,197
Mutual of Omaha Insurance 4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/54 (C)	73,000	71,600
Nasdaq
3.950%, 03/07/52	315,000	273,215
NatWest Group
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27	425,000	377,839
Nomura Holdings
2.648%, 01/16/25	360,000	348,616
Ohio National Financial Services
5.800%, 01/24/30 (C)	590,000	588,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Principal Life Global Funding II
2.250%, 11/21/24 (C)	$990,000	$955,415
Prospect Capital
3.706%, 01/22/26	290,000	269,084
S&P Global
2.700%, 03/01/29 (C)	835,000	766,950
Santander Holdings USA
3.450%, 06/02/25	275,000	269,958
Societe Generale
3.625%, 03/01/41 (C)	435,000	319,985
Societe Generale MTN
2.625%, 01/22/25 (C)	710,000	676,856
SVB Financial Group
4.700%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.064%, (D)	885,000	724,054
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (C)	675,000	636,766
Validus Holdings
8.875%, 01/26/40	115,000	162,034
Wells Fargo
7.950%, 11/15/29	60,000	73,112
Wells Fargo MTN
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/27	675,000	646,615
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/35	580,000	475,586

		29,838,213

HEALTH CARE — 2.5%
AbbVie
3.600%, 05/14/25	545,000	541,438
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	345,717
Amgen
6.375%, 06/01/37	535,000	621,108
3.000%, 01/15/52	555,000	401,251
Bayer US Finance
3.375%, 10/08/24 (C)	30,000	29,667

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Bayer US Finance II
4.700%, 07/15/64 (C)	$510,000	$448,673
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	207,905
2.095%, 06/01/31	440,000	373,456
Bristol-Myers Squibb
3.700%, 03/15/52	505,000	447,519
2.950%, 03/15/32	635,000	583,464
Cigna
4.800%, 08/15/38	374,000	372,948
CommonSpirit Health
4.350%, 11/01/42	45,000	41,899
4.187%, 10/01/49	70,000	62,720
3.910%, 10/01/50	740,000	645,143
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/30 (C)	640,000	551,615
Royalty Pharma
1.200%, 09/02/25	740,000	671,857
Smith & Nephew
2.032%, 10/14/30	595,000	478,480
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	1,055,000	1,023,150
Utah Acquisition Sub
3.950%, 06/15/26	905,000	878,663

		8,726,673

INDUSTRIALS — 1.5%
AerCap Ireland Capital DAC
3.000%, 10/29/28	830,000	721,387
Boeing
2.196%, 02/04/26	605,000	551,814
CoStar Group
2.800%, 07/15/30 (C)	765,000	665,832
Equifax
2.600%, 12/15/25	690,000	657,284
GE Capital International Funding Unlimited
4.418%, 11/15/35	424,000	414,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Raytheon Technologies
3.950%, 08/16/25	$915,000	$925,031
Southwest Airlines
5.125%, 06/15/27	405,000	419,838
Triton Container International
2.050%, 04/15/26 (C)	450,000	408,958
United Airlines
4.375%, 04/15/26 (C)	615,000	593,782

		5,358,331

INFORMATION TECHNOLOGY — 1.6%
Broadcom
4.926%, 05/15/37 (C)	327,000	305,696
4.150%, 11/15/30	242,000	229,270
3.419%, 04/15/33 (C)	364,000	312,290
Kyndryl Holdings
2.050%, 10/15/26 (C)	675,000	589,115
Marvell Technology
1.650%, 04/15/26	607,000	552,898
Oracle
4.375%, 05/15/55	250,000	196,004
3.800%, 11/15/37	990,000	811,178
3.600%, 04/01/40	1,225,000	949,138
3.600%, 04/01/50	180,000	129,488
2.950%, 04/01/30	120,000	103,526
TSMC Arizona
1.750%, 10/25/26	750,000	687,571
Vontier
2.950%, 04/01/31	285,000	240,135
1.800%, 04/01/26	330,000	293,548

		5,399,857

MATERIALS — 0.8%
CSN Resources
4.625%, 06/10/31 (C)	995,000	838,288
Freeport-McMoRan
5.450%, 03/15/43	110,000	109,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Industrias Penoles
4.150%, 09/12/29 (C)	$800,000	$760,800
Nacional del Cobre de Chile
4.250%, 07/17/42 (C)	240,000	209,767
Newcrest Finance Pty
3.250%, 05/13/30 (C)	545,000	490,082
Sealed Air
1.573%, 10/15/26 (C)	465,000	410,715

		2,819,604

REAL ESTATE — 1.3%
American Campus Communities Operating Partnership
3.875%, 01/30/31	540,000	546,410
Essential Properties
2.950%, 07/15/31	760,000	626,185
Newmark Group
6.125%, 11/15/23	550,000	560,560
Sabra Health Care
3.900%, 10/15/29	585,000	534,409
Scentre Group Trust
1 4.375%, 05/28/30 (C)	75,000	74,667
3.625%, 01/28/26 (C)	185,000	181,406
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/80 (C)	960,000	926,736
Simon Property Group
2.450%, 09/13/29	1,020,000	894,114

		4,344,487

UTILITIES — 1.0%
Dominion Energy
3.071%, 08/15/24	110,000	108,545
DTE Energy
1.050%, 06/01/25	50,000	46,010
Oncor Electric Delivery
2.750%, 05/15/30	815,000	745,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Pacific Gas and Electric
2.500%, 02/01/31	$150,000	$118,722
2.100%, 08/01/27	1,035,000	891,590
1.700%, 11/15/23	1,125,000	1,092,564
Vistra Operations
4.300%, 07/15/29 (C)	415,000	385,420

		3,387,919

TOTAL CORPORATE OBLIGATIONS
(Cost $104,035,042)		91,373,816

U.S. TREASURY OBLIGATIONS — 25.1%

U.S. Treasury Bonds
2.375%, 02/15/42	11,840,000	10,461,750
2.250%, 02/15/52	2,385,000	2,047,746
2.000%, 11/15/41	845,000	699,369
1.875%, 11/15/51	7,255,000	5,690,641
1.750%, 08/15/41	7,870,000	6,234,516
1.375%, 08/15/50	10,855,000	7,470,869
U.S. Treasury Notes
2.500%, 04/30/24 to 03/31/27	7,605,000	7,498,536
2.375%, 03/31/29	14,020,000	13,516,156
1.875%, 02/28/27 to 02/15/32	17,215,000	15,886,969
1.500%, 02/15/25	16,310,000	15,702,198

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,906,081)		85,208,750

ASSET-BACKED SECURITIES — 11.4%

AccessLex Institute, Ser 2007-A, Cl A3
0.798%, ICE LIBOR USD 3 Month + 0.300%, 05/25/36	334,489	325,004
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (C)	1,060,000	1,053,623
Affirm Asset Securitization Trust, Ser 2022-A, Cl A
4.300%, 05/17/27 (C)	380,000	379,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/24	$9,715	$9,711
Antares CLO, Ser 2021-1A, Cl A1R
2.644%, ICE LIBOR USD 3 Month + 1.460%, 10/23/33 (C)	285,000	281,415
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (C)	575,000	575,852
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (C)	189,399	185,452
Carlyle US CLO, Ser 2021-1A, Cl A1
2.184%, ICE LIBOR USD 3 Month + 1.140%, 04/15/34 (C)	775,000	767,788
Carlyle US CLO, Ser 2021-1A, Cl A2R
2.713%, ICE LIBOR USD 3 Month + 1.650%, 07/20/34 (C)	920,000	911,043
CARS-DB5 LP, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (C)	609,274	525,036
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
2.144%, ICE LIBOR USD 3 Month + 1.100%, 07/17/31 (C)	900,000	894,030
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	164,924	165,043
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/15/32 (C)	295,000	289,238
Chesapeake Funding II, Ser 2020-1A, Cl D
2.830%, 08/15/32 (C)	160,000	155,913
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (C)	280,000	255,322
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (C)	1,070,000	979,771
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/25 (C)	605,000	604,496
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (C)	412,653	403,644
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (C)	340,000	324,496
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (C)	600,000	570,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Dryden 64 CLO, Ser 2018-64A, Cl A
2.014%, ICE LIBOR USD 3 Month + 0.970%, 04/18/31 (C)	$1,320,000	$1,309,371
Dryden 77 CLO, Ser 2021-77A, Cl BR
2.130%, ICE LIBOR USD 3 Month + 1.650%, 05/20/34 (C)	875,000	867,062
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (C)	285,000	265,880
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/25	558,831	557,350
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/27 (C)	611,685	596,481
Galaxy XV CLO, Ser 2021-15A, Cl ARR
2.014%, ICE LIBOR USD 3 Month + 0.970%, 10/15/30 (C)	1,000,000	992,890
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (C)	618,316	570,283
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (C)	520,000	491,455
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (C)	475,000	468,557
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (C)	86,820	84,392
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (C)	601,358	560,789
Home Partners of America, Ser 2022-1, Cl A
3.930%, 04/17/39 (C)	950,000	931,705
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/51 (C)	470,000	430,725
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/26	330,000	322,542
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (C)	230,716	227,067
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (C)	402,664	393,529
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (C)	740,462	716,046
LCM XXIV, Ser 2021-24A, Cl AR
2.043%, ICE LIBOR USD 3 Month + 0.980%, 03/20/30 (C)	1,500,000	1,490,988

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
LoanCore Issuer, Ser 2021-CRE6, Cl A
1.854%, ICE LIBOR USD 1 Month + 1.300%, 11/15/38 (C)	$610,000	$601,564
MF1, Ser 2020-FL4, Cl A
2.324%, TSFR1M + 1.814%, 11/15/35 (C)	405,000	406,373
MF1, Ser 2021-FL7, Cl A
1.634%, ICE LIBOR USD 1 Month + 1.080%, 10/16/36 (C)	510,000	499,174
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/41 (C)	424,288	392,216
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (C)	117,890	118,418
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (C)	49,661	48,975
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
1.304%, ICE LIBOR USD 1 Month + 0.750%, 11/15/68 (C)	18,376	18,378
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/69 (C)	504,832	483,811
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/69 (C)	404,081	377,432
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69 (C)	157,617	148,241
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/69 (C)	318,328	295,485
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/70 (C)	278,721	266,480
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (C)	874,275	816,162
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
1.378%, ICE LIBOR USD 1 Month + 0.710%, 12/25/33	10,317	10,092

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
2.194%, ICE LIBOR USD 3 Month + 1.150%, 01/15/35 (C)	$365,000	$362,168
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (C)	92,017	91,763
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (C)	175,270	170,387
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/39 (C)	830,000	792,800
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A3
0.330%, 10/15/25 (C)	1,365,000	1,341,371
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	62,607	61,397
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	600,000	588,582
Scholar Funding Trust, Ser 2011-A, Cl A
2.138%, ICE LIBOR USD 3 Month + 0.900%, 10/28/43 (C)	392,510	391,745
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
2.444%, ICE LIBOR USD 3 Month + 1.400%, 04/15/31 (C)	422,541	421,779
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
1.156%, ICE LIBOR USD 3 Month + 0.330%, 03/15/24	4,392	4,375
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (C)	482,967	456,566
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (C)	295,000	258,823
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (C)	634,516	597,372
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl C
3.460%, 04/25/28 (C)	231,141	231,866
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (C)	275,654	252,817
South Carolina Student Loan, Ser 2015-A, Cl A
2.168%, ICE LIBOR USD 1 Month + 1.500%, 01/25/36	634,057	634,927
Southwick Park CLO, Ser 2021-4A, Cl A1R
2.123%, ICE LIBOR USD 3 Month + 1.060%, 07/20/32 (C)	1,490,000	1,483,559

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (C)	$484,167	$483,069
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (C)	415,000	383,932
Strata CLO II, Ser 2021-1A, Cl A1
2.653%, ICE LIBOR USD 3 Month + 1.590%, 10/20/33 (C)	1,100,000	1,092,417
STWD, Ser 2019-FL1, Cl A
1.716%, TSFR1M + 1.194%, 07/15/38 (C)	350,989	349,663
Symphony CLO XXVI, Ser 2021-26A, Cl AR
2.143%, ICE LIBOR USD 3 Month + 1.080%, 04/20/33 (C)	755,000	751,423
Tesla Auto Lease Trust, Ser 2021-B, Cl B
0.910%, 09/22/25 (C)	925,000	872,697
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A) (C)	491,647	488,320
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (C)	134,005	132,739
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
2.554%, ICE LIBOR USD 3 Month + 1.510%, 07/16/31 (C)	555,000	553,313

TOTAL ASSET-BACKED SECURITIES
(Cost $39,717,712)		38,667,326

MUNICIPAL BONDS — 0.3%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	204,000	247,840
6.637%, 04/01/57	616,000	755,922

TOTAL MUNICIPAL BONDS
(Cost $1,196,194)		1,003,762

LOAN PARTICIPATIONS — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,320	2,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Sungard AS New Holdings III LLC, Initial Loan (Junior), 2nd Lien
7.750%, 08/01/24	$13,606	$1,089

TOTAL LOAN PARTICIPATIONS (Cost $17,338)		3,976

COMMON STOCK — 0.0%

	Shares

INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK (Cost $4,750)		—

TOTAL INVESTMENTS — 99.3% (Cost $365,550,695)		$336,538,719

Percentages are based on Net Assets of $338,849,813.
*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $2,402 and represented 0.0% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2022 was $87,013,399 and represents 25.7% of Net Assets.

(D)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

MTN — Medium Term Note

Pty — Proprietary

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

As of April 30, 2022, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $365,550,695)	$336,538,719

Cash and cash equivalents	51,410,859

Foreign Currency, at Value (Cost $805)	804

Receivable for Investment Securities Sold	8,359,510

Dividends and Interest Receivable	1,487,099

Reclaims Receivable	14,626

Prepaid Expenses	23,997

Total Assets	397,835,614

Liabilities:

Payable for Investment Securities Purchased	58,806,131

Investment Advisory Fees Payable - Note 6	65,952

Payable due to Administrator	28,178

Payable due to Trustees	4,514

Chief Compliance Officer Fees Payable	2,565

Other Accrued Expenses	78,461

Total Liabilities	58,985,801

Net Assets	$338,849,813

NET ASSETS CONSIST OF:

Paid-in Capital	$379,276,953

Total Accumulated Losses	(40,427,140)

Net Assets	$338,849,813

I Class Shares

Net Assets	$338,849,807

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	36,975,706

Net Asset Value, Offering and Redemption Price Per Share	$9.16

R Class Shares

Net Assets	$6

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1

Net Asset Value, Offering and Redemption Price Per Share	$8.44	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income

Interest	$3,080,370

Total Investment Income	3,080,370

Expenses

Investment Advisory Fees - (Note 5)	619,155

Administration Fees - (Note 4)	154,787

Trustees’ Fees	9,660

Chief Compliance Officer Fees - (Note 3)	4,037

Pricing Fees	44,822

Transfer Agent Fees - (Note 4)	36,882

Legal Fees	21,334

Registration Fees	20,535

Audit Fees	15,373

Printing Fees	14,876

Custodian Fees - (Note 4)	12,812

Insurance and Other Expenses	10,767

Total Expenses	965,040

Less:

Investment Advisory Fees Waived - (Note 5)	(268,526)

Net Expenses	696,514

Net Investment Income	2,383,856

Net Realized Gain (Loss) on:

Investments	(8,540,980)

Net Realized Loss	(8,540,980)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(28,302,959)

Foreign Currency Translation	(75)

Net Change in Unrealized Depreciation	(28,303,034)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(36,844,014)

Net Decrease in Net Assets Resulting from Operations	$(34,460,158)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:

Net Investment Income	$2,383,856	$3,433,995
Net Realized Loss on Investments and Foreign Currency Transactions	(8,540,980)	(2,368,732)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(28,303,034)	(1,801,160)

Net Decrease in Net Assets Resulting from Operations	(34,460,158)	(735,897)

Distributions

I Class Shares	(2,481,302)	(5,556,617)

Total Distributions	(2,481,302)	(5,556,617)

Capital Share Transactions:
I Class Shares:

Issued	72,267,478	208,711,816

Reinvestment of Dividends	2,478,685	5,552,803

Redeemed	(1,117,547)	(6,094,488)

Increase from I Class Shares Capital Share Transactions	73,628,616	208,170,131

R Class Shares:

Issued	—	—

Reinvestment of Dividends	—	—

Redeemed	—	—

Increase from R Class Shares Capital Share Transactions	—	—

Net Increase in Net Assets from Capital Share Transactions	73,628,616	208,170,131

Total Increase in Net Assets	36,687,156	201,877,617

Net Assets:

Beginning of Period/Year	302,162,657	100,285,040

End of Period/Year	$338,849,813	$302,162,657

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Shares Issued and Redeemed:
I Class Shares:
Issued	7,376,372	19,890,196
Reinvestment of Dividends	251,891	538,494
Redeemed	(112,270)	(591,278)

Increase in Shares Outstanding from I Class Share Transactions	7,515,993	19,837,412

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Increase in Shares Outstanding from R Class Share Transactions	—	—

Net Increase in Shares Outstanding from Share Transactions	7,515,993	19,837,412

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Years

	I Class Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Period/Year	$10.26	$10.42	$10.36	$9.55	$10.00	$10.11

Income from Operations:
Net Investment Income(1)	0.08	0.12	0.23	0.29	0.28	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.10)	(0.09)	0.39	0.79	(0.45)	(0.01)

Total from Operations	(1.02)	0.03	0.62	1.08	(0.17)	0.23

Dividends and Distributions from:
Net Investment Income	(0.08)	(0.13)	(0.26)	(0.27)	(0.28)	(0.26)
Net Realized Gains	—	(0.06)	(0.30)	—	—	(0.08)

Total Dividends and Distributions	(0.08)	(0.19)	(0.56)	(0.27)	(0.28)	(0.34)

Net Asset Value, End of Period/Year	$9.16	$10.26	$10.42	$10.36	$9.55	$10.00

Total Return †	(10.04)%	0.30%	6.17%	11.39%	(1.73)%	2.43%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$338,850	$302,163	$100,285	$47,291	$20,036	$13,000
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.62%**	0.64%	1.22%	1.38%	3.26%	3.69%
Ratio of Net Investment Income to Average Net Assets	1.54%**	1.20%	2.24%	2.91%	2.84%	2.41%
Portfolio Turnover Rate†	172%	463%	300%	356%	311%	391%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Years

	R Class Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Period/Year	$9.45	$9.57	$9.92	$9.52	$9.98	$10.12

Income from Operations:
Net Investment Income (Loss)(1)	0.09	0.16	(0.01)	0.20	0.27	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)	(0.09)	0.21	0.47	(0.45)	(0.04)

Total from Operations	(0.93)	0.07	0.20	0.67	(0.18)	0.20

Dividends and Distributions from:
Net Investment Income	(0.08)	(0.13)	(0.25)	(0.27)	(0.28)	(0.26)
Net Realized Gains	—	(0.06)	(0.30)	—	—	(0.08)

Total Dividends and Distributions	(0.08)	(0.19)	(0.55)	(0.27)	(0.28)	(0.34)

Net Asset Value, End of Period/Year	$8.44	$9.45	$9.57	$9.92	$9.52	$9.98

Total Return †	(9.95)%	0.74%	2.05%	7.05%	(1.83)%	2.13%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$—	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.62%**	0.64%	1.22%	1.38%	3.26%	2.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.99%**	1.65%	(0.11)%	2.05%	2.79%	2.43%
Portfolio Turnover Rate†	172%	463%	300%	356%	311%	391%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation of expenses based on I Class Shares.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of April 30, 2022, the Fund did not hold any futures contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2022, the Fund paid $154,787 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the six months ended April 30, 2022, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2023. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2022. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2022, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $348,585, expiring in 2021, $369,400, expiring in 2022, and $390,271, expiring in 2023. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2022, were as follows:

	U.S. Government	Other	Total
Purchases	$552,648,774	$43,432,647	$596,081,421
Sales	479,635,058	46,666,422	526,301,480

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translations, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, Perpetual Bond adjustment, and distribution reclassification. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2021	$5,465,438	$91,179	$5,556,617
2020	2,569,516	–	2,569,516

As of October 31, 2021, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$399,785
Capital Loss Carryforwards Short-Term	(461,911)
Capital Loss Carryforwards Long-Term	(2,310,345)
Unrealized Depreciation	(1,061,022)
Other Temporary Differences	(52,187)

Total Accumulated Losses	$(3,485,680)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2021, the Fund did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2022, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$365,550,695	$27,100	$(29,039,076)	$(29,011,976)

8. Other:

At April 30, 2022, 88% of I Class Shares total shares outstanding were held by three record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. New Accounting Pronouncement:

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements, except for the following.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated by the end of the third quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022

DISCLOSURE OF FUND EXPENSES (unaudited) (continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
MetLife Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$899.60	0.45%	$2.12
R Class Shares	1,000.00	900.50	0.45%(1)	2.12
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
R Class Shares	1,000.00	1,021.32	0.70%	3.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(1)	The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

ADVISORY AGREEMENT APPROVAL AND RENEWAL DISCLOSURE

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 17, 2021 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2022 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report.    The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

NOTES

MetLife Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0300

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3. Audit	Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022